ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest payable				$ 223,759		$ 134,581
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable		$ 35,084		2,000		709,727
Short term loans		140,588		25,000
Un-issued shares liability affiliate		40,000		507,242		38,400
Affiliate [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable		35,084	[1]	2,000	[1],[2]	709,727	[2]
Interest payable		2,934
Short term loans	[3]	140,588		25,000
Un-issued shares liability affiliate		$ 40,000	[4]	507,242	[4],[5]	$ 38,400	[5]
Unissued shares liability				$ 515,904

[1]	As at September 30, 2024, there are $35,084 of accounts payable owed to an affiliate. Accumulated payroll for the month of September 2024 is $32,084, $11,667 for each the CEO and CFO and $8,750 for the CCO, each person also has $1,000 of reimbursable expense claims. On December 31, 2023, there was $2,000 due to the CFO for reimbursable expenses.
[2]	$2,000 due to the CFO for expenses at December 31, 2023, while there was $286,900 to the CEO, $269,400 to the CFO and $153,427 to the CCO in salary and expenses at December 31, 2022.
[3]	On September 30, 2024, the Company has a loan of $140,588 due to affiliates, the interest is 8% and currently $2,934 is owed in accrued interest. On December 31, 2023, the loan had a balance of $25,000 with no interest due.
[4]	On September 30, 2024, there are 82,476 shares of Preferred Stock awarded but not issued to four (4) Board Members in the second quarter of 2024. The total fair market value at the time of the award was $40,000. On December 31, 2023, there were 211,269 shares awarded to three (3) Board Members and 3,599,289 shares approved for conversion of debt. The total fair market value at the time of the award was $515,904.
[5]	The amount is to be converted into shares of Common Stock whereof $30,000 is to our Directors for their attendance in board and committee meetings during the fourth quarter of 2023 and $485,904 to the Company’s officers for conversion of outstanding salaries and expenses.